Note 9 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2023	$320,318	859,507	1,179,825
Goodwill acquired during the year	20,839	182,145	202,984
Other items	(1,603)	16,528	14,925
Foreign exchange	(1,687)	(664)	(2,351)
Balance, December 31, 2024	337,867	1,057,516	1,395,383
Goodwill acquired during the year	11,100	90,865	101,965
Other items	-	2,657	2,657
Foreign exchange	1,069	376	1,445
Balance, December 31, 2025	$350,036	$1,151,414	$1,501,450